Goodwill & Intangible Assets (Details) - Schedule of Carrying Amount of Goodwill - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount of Goodwill [Line Items]
Carrying amount of goodwill	$ 4,118	$ 10,429
NetNut [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Carrying amount of goodwill	4,118	4,118
CyberKick [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Carrying amount of goodwill		$ 6,311